COMMITMENTS AND CONTINGENCIES (Schedule of Long-Term Supply Agreements) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 196,328,195
2014	233,710,127
2015	234,632,885
2016	234,632,885
Total	$ 899,304,092